7. TURNOVER (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,760.8	$ 1,650.1	$ 1,369.6
Duty-paid
DisclosureOfNetSalesLineItems [Line Items]
Net sales	1,334.4	1,284.0	1,075.2
Duty-free
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 426.4	$ 366.1	$ 294.4